Taxes recoverable (Details Narrative) - BRL (R$)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Taxes recoverable	R$ 2,416,762,000	R$ 2,265,402,000
[custom:ReceivablesFromTaxesOtherThanIncomeTaxOne-0]	927,156
P I S And C O F I N S Taxes [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	2,019,027,000		R$ 438,045,000
Other Operating Income Expenses [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	1,031,099,000		310,557,000
Financial Income [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	987,928,000		R$ 127,488,000
Current Assets [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	925,422,000	R$ 1,002,605,000
Non Current Assets [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	R$ 1,734,000